CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603



                                 April 9, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:              First Trust Dividend and Income Fund (the "Fund")


To the Commission:

      On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the definitive proxy statement, form of proxy and other soliciting materials for the Fund. Please contact the undersigned at (312) 845-3446 (fax: (312) 701-2361) (email: russell@chapman.com) with any questions regarding this filing.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell